Securities at amortised cost - Summary of securities at amortised costs (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [table]
Financial assets	€ 951,934	€ 916,942
Financial Assets At Fair Value Through Other Comprehensive Income Category [Member]
Disclosure of financial assets [table]
Financial assets	30,635	35,895	€ 34,468
Debt Securities [member]
Disclosure of financial assets [table]
Financial assets	87,635	93,078
Debt Securities [member] | Financial Assets At Fair Value Through Other Comprehensive Income Category [Member]
Disclosure of financial assets [table]
Financial assets	27,340	32,977
Debt Securities [member] | Financial assets at amortised cost [member]
Disclosure of financial assets [table]
Financial assets	48,319	50,587
Debt Securities [member] | Fair value through other comprehensive income and amortised cost [Member]
Disclosure of financial assets [table]
Financial assets	75,659	83,564
Debt Securities [member] | Trading assets [member]
Disclosure of financial assets [table]
Financial assets	5,319	5,183
Debt Securities [member] | Financial assets at FVPL [member]
Disclosure of financial assets [table]
Financial assets	6,658	4,331
Debt Securities [member] | Total debt securities at fair value through profit or loss [Member]
Disclosure of financial assets [table]
Financial assets	€ 11,976	€ 9,514